10. OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Payable to investors	¥ 94,118	¥ 1,993,567
Security deposit from CeraVest borrowers	713,603	321,781
Accrued marketing expense	441	179,091	¥ 0
Other current liabilities	72,664	76,105
Deferred revenue from CeraPay business	0	27,285
Salary payable	11,115	21,089
Payables to merchants	38,019	13,574
Other tax payables	21,057	3,112
Advance of debt assignment (3)	22,129	0
Total	¥ 973,147	¥ 2,635,604